Rights of use of assets (Details 2) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total depreciation of right-of-use assets	$ 1,912,000,000	$ 7,076,000,000
Telecommunications [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	296,000,000	3,155,000,000
Real Estate [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	1,292,000,000	808,000,000
Other [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	$ 324,000,000	$ 1,529,000,000